Acquisitions (Narratives) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	Aug. 01, 2014	Oct. 28, 2014	Nov. 21, 2014 Story sqft	Dec. 31, 2014	Dec. 31, 2013	Jan. 20, 2015 LimitedPartners
Business Acquisition [Line Items]
Mortgages payable				$ 8,263,165	$ 7,131,231
Subsequent Event [Member] | Real Estate Fund [Member]
Business Acquisition [Line Items]
Equity method ownership percentage						25.00%
Number Of Limited Partners						1
Lexington Avenue 715 Retail [Member] | New York Segment [Member]
Business Acquisition [Line Items]
Business Acquisition Cost Of Acquired Entity	63,000
St Regis Hotel [Member] | Retail Properties [Member]
Business Acquisition [Line Items]
Business Acquisition Cost Of Acquired Entity		700,000
St Regis Hotel [Member] | Retail Properties [Member] | Joint Venture [Member]
Business Acquisition [Line Items]
Equity method ownership percentage		74.30%
Center Building [Member] | New York Segment [Member] | Office Building [Member]
Business Acquisition [Line Items]
Business Acquisition Cost Of Acquired Entity			142,000
Square Footage Of Real Estate Property			437,000
Number Of Story In Office Tower			8
Lease Percentage Of Property			98.00%
Mortgages payable			62,000
Interest Rate, End of Period (in percentage)			4.43%
Debt Instrument Maturity			October 2018
Non Refundable Deposit			$ 14,200
Crowne Plaza Time Square Hotel [Member] | Subsequent Event [Member] | Real Estate Fund [Member]
Business Acquisition [Line Items]
Number Of Limited Partners						1
Crowne Plaza Time Square Hotel [Member] | New York Segment [Member] | Joint Venture [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Equity method ownership percentage						57.00%